Revenue - Deferred revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract Liabilities Abstract
Beginning of year	$ 14,382	$ 17,418
Additions	16,531	6,994
Recognized in revenue	(7,596)	(10,026)
Effect of movements in exchange rates	(1)	(4)
End of year	$ 23,316	$ 14,382